Loans, Credit Exposure of Portfolio (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	$ 812,293	$ 792,145	$ 704,735
Unearned income	(1,917)	(1,824)	(1,569)
Total loans net of unearned income	810,376	790,321	703,166
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	740,378	718,691	643,552
Pass [Member] | Scenario, Previously Reported [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income		719,578
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	36,410	28,702	21,327
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	35,505	44,752	39,856
Substandard [Member] | Scenario, Previously Reported [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income		43,865
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	0	0	0
Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	522,527	526,537	510,982
Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	464,153	467,232	451,416
Real Estate [Member] | Pass [Member] | Scenario, Previously Reported [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income		467,474
Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	27,752	19,961	20,607
Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	30,622	39,344	38,959
Real Estate [Member] | Substandard [Member] | Scenario, Previously Reported [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income		39,102
Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	0	0	0
Real Estate [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	54,847	52,094	47,550
Real Estate [Member] | Construction & Land Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	49,662	46,451	40,286
Real Estate [Member] | Construction & Land Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	3,357	559	1,330
Real Estate [Member] | Construction & Land Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	1,828	5,084	5,934
Real Estate [Member] | Construction & Land Development [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	0	0	0
Real Estate [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	14,997	13,539	9,826
Real Estate [Member] | Farmland [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	14,832	13,299	9,631
Real Estate [Member] | Farmland [Member] | Pass [Member] | Scenario, Previously Reported [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income		13,384
Real Estate [Member] | Farmland [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	19	87	85
Real Estate [Member] | Farmland [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	146	153	110
Real Estate [Member] | Farmland [Member] | Substandard [Member] | Scenario, Previously Reported [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income		68
Real Estate [Member] | Farmland [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	0	0	0
Real Estate [Member] | 1- 4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	127,844	118,181	103,764
Real Estate [Member] | 1- 4 Family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	114,842	103,582	89,623
Real Estate [Member] | 1- 4 Family [Member] | Pass [Member] | Scenario, Previously Reported [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income		103,628
Real Estate [Member] | 1- 4 Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	5,625	6,113	4,060
Real Estate [Member] | 1- 4 Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	7,377	8,486	10,081
Real Estate [Member] | 1- 4 Family [Member] | Substandard [Member] | Scenario, Previously Reported [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income		8,440
Real Estate [Member] | 1- 4 Family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	0	0	0
Real Estate [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	14,235	14,323	13,771
Real Estate [Member] | Multifamily [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	4,047	3,581	5,884
Real Estate [Member] | Multifamily [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	5,863	6,414	5,936
Real Estate [Member] | Multifamily [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	4,325	4,328	1,951
Real Estate [Member] | Multifamily [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	0	0	0
Real Estate [Member] | Non-Farm Non-Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	310,604	328,400	336,071
Real Estate [Member] | Non-Farm Non-Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	280,770	300,319	305,992
Real Estate [Member] | Non-Farm Non-Residential [Member] | Pass [Member] | Scenario, Previously Reported [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income		300,430
Real Estate [Member] | Non-Farm Non-Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	12,888	6,788	9,196
Real Estate [Member] | Non-Farm Non-Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	16,946	21,293	20,883
Real Estate [Member] | Non-Farm Non-Residential [Member] | Substandard [Member] | Scenario, Previously Reported [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income		21,182
Real Estate [Member] | Non-Farm Non-Residential [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	0	0	0
Non-Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	289,766	265,608	193,753
Non-Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	276,225	251,459	192,136
Non-Real Estate [Member] | Pass [Member] | Scenario, Previously Reported [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income		252,104
Non-Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	8,658	8,741	720
Non-Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	4,883	5,408	897
Non-Real Estate [Member] | Substandard [Member] | Scenario, Previously Reported [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income		4,763
Non-Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	0	0	0
Non-Real Estate [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	27,939	26,278	21,749
Non-Real Estate [Member] | Agricultural [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	24,866	22,789	21,486
Non-Real Estate [Member] | Agricultural [Member] | Pass [Member] | Scenario, Previously Reported [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income		23,434
Non-Real Estate [Member] | Agricultural [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	6	7	11
Non-Real Estate [Member] | Agricultural [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	3,067	3,482	252
Non-Real Estate [Member] | Agricultural [Member] | Substandard [Member] | Scenario, Previously Reported [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income		2,837
Non-Real Estate [Member] | Agricultural [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	0	0	0
Non-Real Estate [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	220,379	196,339	151,087
Non-Real Estate [Member] | Commercial and Industrial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	210,196	185,839	149,930
Non-Real Estate [Member] | Commercial and Industrial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	8,405	8,611	592
Non-Real Estate [Member] | Commercial and Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	1,778	1,889	565
Non-Real Estate [Member] | Commercial and Industrial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	0	0	0
Non-Real Estate [Member] | Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	41,448	42,991	20,917
Non-Real Estate [Member] | Consumer and Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	41,163	42,831	20,720
Non-Real Estate [Member] | Consumer and Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	247	123	117
Non-Real Estate [Member] | Consumer and Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	38	37	80
Non-Real Estate [Member] | Consumer and Other [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans before unearned income	$ 0	$ 0	$ 0